Consolidated Statements of Changes in Stockholders' Equity (Deficiency) - USD ($)	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning balance, shares at Dec. 31, 2014	0	78,463,782
Beginning balance, value at Dec. 31, 2014	$ 0	$ 78,464	$ 34,432,494	$ (33,618,792)	$ 892,166
Stock issued for warrants, shares		1,157,989
Stock issued for warrants, value		$ 116	712,334		713,492
Stock issued for services, shares		157,295
Stock issued for services, value		$ 157	133,544		133,701
Stock issued to employees, shares		2,844,000
Stock issued to employees, value		$ 2,844	2,414,556		2,417,400
Fair value of warrants issued with notes payable			1,000,000		1,000,000
Beneficial conversion feature			6,667		6,667
Fair value of options issued for services			22,440		22,440
Net loss				(13,384,634)	(13,384,634)
Ending balance, shares at Dec. 31, 2015	0	82,623,066
Ending balance, value at Dec. 31, 2015	$ 0	$ 82,623	38,722,035	(47,003,426)	(8,198,768)
Stock issued for warrants, shares		9,835,666
Stock issued for warrants, value		$ 9,836	3,021,914		3,031,750
Stock issued for services, shares		1,197,753
Stock issued for services, value		$ 1,198	1,016,892		1,018,090
Stock issued for accrued interest, shares		687,291
Stock issued for accrued interest, value		$ 687	583,511		584,198
Debt discount on the JPF VF note			1,008,610		1,008,610
Net loss				(6,107,117)	(6,108,117)
Ending balance, shares at Dec. 31, 2016	0	94,343,776
Ending balance, value at Dec. 31, 2016	$ 0	$ 94,344	$ 44,352,962	$ (53,111,543)	(8,664,237)
Net loss					(10,614,118)
Ending balance, value at Sep. 30, 2017					$ (10,784,910)